ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 5.1%
22,764	Boeing Company (The)(a)	$ 5,179,493
9,465	Lockheed Martin Corporation, Class B	6,228,727
		11,408,220
	AUTOMOTIVE - 2.4%
386,491	Ford Motor Company	5,445,658

	BANKING - 2.2%
16,751	JPMorgan Chase & Company	5,030,325

	BIOTECH & PHARMA - 7.7%
5,011	Eli Lilly & Company	5,271,522
25,238	Johnson & Johnson	6,269,876
210,660	Pfizer, Inc.	5,824,749
		17,366,147
	CHEMICALS - 2.9%
85,350	Nutrien Ltd.	6,407,225

	COMMERCIAL SUPPORT SERVICES - 2.6%
24,470	Waste Management, Inc.	5,893,355

	DIVERSIFIED INDUSTRIALS - 2.4%
32,027	3M Company	5,294,704

	E-COMMERCE DISCRETIONARY - 2.1%
22,323	Amazon.com, Inc.(a)	4,687,830

	ELECTRIC UTILITIES - 2.7%
45,454	Duke Energy Corporation	5,947,656

	GAS & WATER UTILITIES - 2.5%
41,367	American Water Works Company, Inc.	5,627,153

	HEALTH CARE FACILITIES & SERVICES - 4.5%
67,858	CVS Health Corporation	5,421,854

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.5% (Continued)
15,507	UnitedHealth Group, Inc.	$ 4,547,738
		9,969,592
	HOME CONSTRUCTION - 2.5%
76,855	Masco Corporation	5,504,355

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
19,872	CME Group, Inc.	6,349,104

	INSURANCE - 5.2%
10,748	Berkshire Hathaway, Inc., Class B(a)	5,427,203
17,572	Chubb Ltd.	5,989,592
		11,416,795
	INTERNET MEDIA & SERVICES - 4.7%
16,355	Alphabet, Inc., Class A	5,098,835
8,601	Meta Platforms, Inc., A	5,574,996
		10,673,831
	METALS & MINING - 5.5%
92,059	Freeport-McMoRan, Inc.	6,267,376
47,664	Newmont Corporation	6,196,320
		12,463,696
	OIL & GAS PRODUCERS - 8.2%
168,071	Enterprise Products Partners, L.P.	6,074,086
42,349	Exxon Mobil Corporation	6,458,223
29,592	Marathon Petroleum Corporation	5,865,430
		18,397,739
	RETAIL - CONSUMER STAPLES - 2.5%
5,630	Costco Wholesale Corporation	5,690,748

	RETAIL - DISCRETIONARY - 2.4%
14,326	Home Depot, Inc. (The)	5,454,195

	SEMICONDUCTORS - 2.5%
121,222	Intel Corporation(a)	5,528,935

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SOFTWARE - 5.7%
11,492	Microsoft Corporation	$ 4,513,368
27,497	Oracle Corporation	3,998,064
28,789	Palo Alto Networks, Inc.(a)	4,287,258
		12,798,690
	TECHNOLOGY HARDWARE - 2.5%
21,010	Apple, Inc.	5,550,422

	TECHNOLOGY SERVICES - 6.1%
20,405	Automatic Data Processing, Inc.	4,374,016
17,212	International Business Machines Corporation	4,134,495
15,934	Visa, Inc., Class A	5,101,111
		13,609,622
	TELECOMMUNICATIONS - 3.0%
133,028	Verizon Communications, Inc.	6,670,024

	TRANSPORTATION & LOGISTICS - 5.2%
77,397	Delta Air Lines, Inc.	5,084,983
17,173	FedEx Corporation	6,645,950
		11,730,933
	WHOLESALE - CONSUMER STAPLES - 3.0%
71,448	Sysco Corporation	6,513,199

	TOTAL COMMON STOCKS (Cost $190,331,180)	221,430,153

	TOTAL INVESTMENTS - 98.9% (Cost $190,331,180)	$ 221,430,153
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	2,411,501
	NET ASSETS - 100.0%	$ 223,841,654

LTD	- Limited Company

(a)	Non-income producing security.